Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000153971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class R6/JFAIX)
Average Annual Return, Percent	6.05%	14.80%	12.76%
C000100846 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class R4/JFARX)
Average Annual Return, Percent	5.81%	14.59%	12.56%
C000153970 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class R2/JFACX)
Average Annual Return, Percent	5.49%	14.22%	12.26%
C000100843 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class I/JFCIX)
Average Annual Return, Percent	5.94%	14.67%	12.65%
C000100842 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class C/JFCCX)
Average Annual Return, Percent	3.87%	13.53%	11.52%
C000100841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class A/JFCAX)
Average Annual Return, Percent	0.32%	13.16%	11.73%
C000107909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class A/JHAAX)
Average Annual Return, Percent	(2.56%)	2.33%	1.22%
C000107910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class C/JHACX)
Average Annual Return, Percent	1.47%	2.66%	1.03%
C000107911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class I/JHAIX)
Average Annual Return, Percent	2.82%	3.69%	2.05%
C000107912 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class NAV)
Average Annual Return, Percent	2.93%	3.80%	2.17%
C000113522 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class R2/JHARX)
Average Annual Return, Percent	2.55%	3.38%	1.69%
C000107913 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class R6/JHASX)
Average Annual Return, Percent	3.02%	3.78%	2.16%
Without Sales Load [Member] | C000100842 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class C/JFCCX)—excluding sales charge
Average Annual Return, Percent	4.87%	13.53%	11.52%
Without Sales Load [Member] | C000100841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Fund (Class A/JFCAX)—excluding sales charge
Average Annual Return, Percent	5.60%	14.33%	12.31%
Without Sales Load [Member] | C000107909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class A/JHAAX)—excluding sales charge
Average Annual Return, Percent	2.57%	3.39%	1.74%
Without Sales Load [Member] | C000107910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset Absolute Return Fund (Class C/JHACX)—excluding sales charge
Average Annual Return, Percent	2.47%	2.66%	1.03%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%	15.19%	13.02%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.65%	2.88%	2.00%
Thirty MSCI ACWI 70 Bloomberg Global Aggregate Bond USD Hedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	30% MSCI ACWI/70% Bloomberg Global Aggregate Bond (USD Hedged) Index
Average Annual Return, Percent	7.57%	3.88%	4.72%